SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (122,642)	$ (116,846)
Revenue	62,752	67,826
Net income (loss) attributable to:
Non-controlling interests	841	2,547
Shareholders	(134)	2,807
Net income	707	5,354
Other comprehensive income (loss) attributable to:
Shareholders	818	524
Other comprehensive income	2,313	2,712
Equity	122,642	116,846
BPY
Disclosure of subsidiaries [line items]
Current assets	5,009	3,289
Non-current assets	102,942	108,354
Current liabilities	(18,220)	(12,466)
Non-current liabilities	(48,208)	(54,242)
Non-controlling interests	(25,986)	(29,165)
Revenue	6,593	8,203
Net income (loss) attributable to:
Non-controlling interests	(673)	2,091
Shareholders	(1,385)	1,066
Net income	(2,058)	3,157
Other comprehensive income (loss) attributable to:
Non-controlling interests	153	234
Shareholders	261	89
Other comprehensive income	414	323
Equity	25,986	29,165
BEP
Disclosure of subsidiaries [line items]
Current assets	1,742	1,474
Non-current assets	47,980	34,217
Current liabilities	(2,876)	(1,678)
Non-current liabilities	(25,079)	(15,882)
Non-controlling interests	(17,194)	(13,321)
Revenue	3,810	2,980
Net income (loss) attributable to:
Non-controlling interests	162	348
Shareholders	(207)	(75)
Net income	(45)	273
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,621	1,179
Shareholders	653	546
Other comprehensive income	2,274	1,725
Equity	17,194	13,321
BIP
Disclosure of subsidiaries [line items]
Current assets	3,711	5,841
Non-current assets	57,620	50,467
Current liabilities	(5,524)	(5,439)
Non-current liabilities	(34,134)	(28,692)
Non-controlling interests	(19,753)	(20,036)
Revenue	8,885	6,597
Net income (loss) attributable to:
Non-controlling interests	863	636
Shareholders	41	14
Net income	904	650
Other comprehensive income (loss) attributable to:
Non-controlling interests	(82)	486
Shareholders	20	104
Other comprehensive income	(62)	590
Equity	19,753	20,036
BBU
Disclosure of subsidiaries [line items]
Current assets	14,493	12,795
Non-current assets	40,253	38,956
Current liabilities	(12,133)	(11,024)
Non-current liabilities	(31,276)	(29,674)
Non-controlling interests	(9,162)	(8,664)
Revenue	37,635	43,032
Net income (loss) attributable to:
Non-controlling interests	686	353
Shareholders	(106)	81
Net income	580	434
Other comprehensive income (loss) attributable to:
Non-controlling interests	25	(159)
Shareholders	47	(39)
Other comprehensive income	72	(198)
Equity	9,162	8,664
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(86,804)	(81,833)
Net income (loss) attributable to:
Non-controlling interests	841	2,547
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,495	2,188
Equity	86,804	81,833
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(25,986)	(29,165)
Other comprehensive income (loss) attributable to:
Equity	25,986	29,165
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(17,194)	(13,321)
Other comprehensive income (loss) attributable to:
Equity	17,194	13,321
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(19,753)	(20,036)
Other comprehensive income (loss) attributable to:
Equity	19,753	20,036
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(9,162)	(8,664)
Other comprehensive income (loss) attributable to:
Equity	9,162	8,664
Equity attributable to Brookfield | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(15,537)	(15,770)
Other comprehensive income (loss) attributable to:
Equity	15,537	15,770
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,573)	(4,810)
Other comprehensive income (loss) attributable to:
Equity	4,573	4,810
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(1,920)	(2,141)
Other comprehensive income (loss) attributable to:
Equity	1,920	2,141
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,175)	(2,389)
Other comprehensive income (loss) attributable to:
Equity	$ 2,175	$ 2,389